Marketable Securities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) securities	Dec. 31, 2021 USD ($) securities	Dec. 31, 2020 USD ($)
Investments, Debt and Equity Securities [Abstract]
Gain (losses) on marketable securities	$ 0	$ 0	$ 12,000
Investments in other-than-temporary decline in fair value	$ 0	$ 0	$ 0
Number of securities, unrealized loss position for less than twelve months | securities	20	0
Fair value of securities, unrealized loss position for less than twelve months	$ 34,079,000
Number of securities, unrealized loss position for twelve months or more | securities	18	0
Fair value of securities, unrealized loss position for more than twelve months	$ 36,857,000